S000054182 [Member] Investment Strategy - Sit ESG Growth Fund	Jun. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in companies that the Adviser believes have strong environmental, social and corporate governance (ESG) practices at the time of purchase.
Sit Investment Associates, Inc. (the “Adviser”) invests in growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company’s earnings growth is the primary determinant of its potential long-term return, and evaluates a company’s potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser’s evaluation of a company, including:
›	unique product or service,
›	growing product demand,
›	dominant and growing market share,
›	management experience and capabilities, and
›	strong financial condition.
In addition to the fundamental financial analysis, the stock selection process takes into consideration ESG screens from third-party providers that rank companies within an industry or sector based on several ESG characteristics, or the Adviser’s own analysis of a company’s ESG practices if such ranking is not available or the Adviser believes the available ranking is not accurate. The ESG screens utilize comparative weighted rankings of company ESG issues by sectors based on company and industry-specific factors, which assess a company’s sustainability policies, management systems and performance. Generally, the Adviser deems a company to have strong ESG practices when its industry ranking is in the top 50th percentile. ESG factors often require a subjective analysis and are subject to change. Environmental factors may include, for example, environmental footprint, pollution impact, and resource management. Social factors may include, for example, human capital concerns, product safety, workplace diversity and employee welfare. Governance factors may include, for example, corporate governance concerns, business ethics, sustainability policy and public policy concerns.
The Fund invests in the common stock of U.S. and foreign companies, and in American Depository Receipts and Global Depository Receipts of foreign companies. The Fund invests primarily in companies of large to medium capitalizations (companies with market capitalizations in excess of $2 billion).
The Fund may invest in open‑end investment companies (mutual funds) and closed‑end investment companies which invest in the same types of securities in which the Fund may invest directly.
When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company’s fundamentals, anticipated earnings, financial position and ESG practices or ranking.
The Fund’s benchmark index to be used in connection with the Fund’s investment objective is the MSCI World Index, and such benchmark index may be changed from time to time with approval of the Fund’s Board of Directors. The MSCI World Index represents large and mid‑cap equity performance of 23 developed markets countries.